Other Financial Liabilities - Summary of Estimates of Undiscounted Flows of Guaranteed and Unsecured Obligations (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 43,568,129	$ 15,455,782
Non-current, Maturity	1,461,713,954	748,123,803
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,338,539,982	$ 725,827,751
Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.49%	6.90%
Current, Maturity	$ 11,426,035	$ 8,528,350
Non-current, Maturity	$ 1,164,595,519	$ 430,228,859
Chile [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.48%	5.48%
Current, Maturity	$ 32,142,094	$ 6,927,432
Non-current, Maturity	297,118,435	317,894,944
Chile [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Chile [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Chile [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Chile [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Chile [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,164,595,519	430,228,859
Chile [Member] | More Than Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	173,944,463	295,598,892
Guaranteed and Unsecured Obligations [Member] | Future Undiscounted Debt Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	121,170,006	55,256,390
Non-current, Maturity	2,297,392,177	1,263,103,646
Guaranteed and Unsecured Obligations [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	22,777,284	12,473,017
Guaranteed and Unsecured Obligations [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	98,392,722	42,783,373
Guaranteed and Unsecured Obligations [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	118,731,427	78,718,927
Guaranteed and Unsecured Obligations [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	116,292,850	76,629,479
Guaranteed and Unsecured Obligations [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	113,854,273	74,540,030
Guaranteed and Unsecured Obligations [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	111,415,695	72,450,582
Guaranteed and Unsecured Obligations [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,837,097,932	960,764,628
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.49%
Current, Maturity	$ 64,694,888	26,791,914
Non-current, Maturity	$ 1,871,089,791	811,039,718
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.48%
Current, Maturity	$ 56,475,118	28,464,476
Non-current, Maturity	426,302,386	452,063,928
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	16,173,722	6,697,979
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,603,562	5,775,038
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	48,521,166	20,093,935
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	49,871,556	22,689,438
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	64,694,887	26,791,913
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	54,036,540	51,927,014
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	64,694,887	26,791,913
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	51,597,963	49,837,566
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	64,694,887	26,791,913
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	49,159,386	47,748,117
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	64,694,887	26,791,913
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	46,720,808	45,658,669
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,612,310,243	703,872,066
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 224,787,689	$ 256,892,562